Notes to the consolidated statements of income	12 Months Ended
Dec. 31, 2018
Notes to the consolidated statements of income
Notes to the consolidated statements of income

4. Notes to the consolidated statements of income

  Revenue

The Company has recognized the following revenue in the consolidated statement of income for the year ended December 31, 2018:

Revenue
in € THOUS

	2018
	Revenue from contracts with customers	Other revenue	Total

Health care services
Dialysis services	11.420.415	-	11.420.415
Care Coordination	1.622.862	221.012	1.843.874
	13.043.277	221.012	13.264.289

Health care products
Dialysis products	3.115.753	93.068	3.208.821
Non-dialysis products	73.763	-	73.763
	3.189.516	93.068	3.282.584

Total	16.232.793	314.080	16.546.873

The Company has recognized the following amounts as receivables and contract liabilities relating to contracts with customers for the year ended December 31, 2018:

Trade accounts receivables and contract liabilities
in € THOUS
2018

Trade accounts receivables	3.284.712
Contract liabilities	37.632

Impairment losses in the amount of €16,981 relate to receivables arising from contracts with customers.

Contract liabilities primarily relate to advance payments from customers and to sales of dialysis machines where revenue is recognized upon installation and provision of the necessary technical instructions whereas a receivable is recognized once the machine is billed to the customer.

Contract liabilities are shown in the consolidated balance sheet in line item “Current provisions and other current liabilities”.

At December 31, 2018, performance obligations of €1.157.314 are unsatisfied (or partially unsatisfied).

Expected recognition of the transaction price allocated to unsatisfied performance obligations as revenue for the next five years and in the aggregate for the five years thereafter are as follows:

Unsatisfied performance obligations
in € THOUS

1 year	286.003
1 - 3 years	435.325
3 - 5 years	369.238
5 - 10 years	66.748
Total	1.157.314

b) Selling, general and administrative expenses

Selling, general and administrative expenses are generated in the administrative, logistic and selling functions which are not attributable to production or research and development. In addition, general and administrative expenses included realized and unrealized foreign exchange gains and losses. In 2018, general and administrative expenses included a Foreign Corrupt Practices Act (“FCPA”) related charge of €77,200 (see note 22), an impairment loss on intangible assets and goodwill of €64,719, a net gain from the revaluation of variable payments outstanding for acquisitions of €36,327, a net gain from the sale of fixed assets of €6,041 and a net loss from the sale of investments of €7,938. In 2017, general and administrative expenses included a FCPA related charge of €200,000 (see note 22), a net gain from the sale of fixed assets of €31,959, a net gain from the sale of investments of €36,402 and a net gain from the revaluation of variable payments outstanding for acquisitions of €2,685. In 2016, general and administrative expenses included a net loss from the sale of fixed assets of €11,074, a net gain from the sale of investments of €2,912 and a net loss from the revaluation of variable payments outstanding for acquisitions of €613. For further information, see note 22.

c) (Gain) loss related to divestitures of Care Coordination activities

On April 20, 2018, the Company signed a definitive agreement to divest its controlling interest in Sound to an investment consortium led by Summit Partners, L.P., (“Summit Consortium”). Upon receipt of the required regulatory approvals under the Hart-Scott-Rodino Antitrust Improvements Acts of 1976, as amended, and the satisfaction of customary closing conditions, the divestiture was consummated on June 28, 2018. The total transaction proceeds were $1,770,516 (€1,531,109), net of related tax payments. The pre-tax gain related to divestitures for Care Coordination activities was €809.003, which primarily related to this divestiture, the effect of the six month impact from the increase in valuation of Sound’s share based payment program, incentive compensation expense and other costs caused by the divestment of Sound. Sound was included in Care Coordination within the North America Segment. The Company’s history with Sound, prior to divestment, includes the following milestones:

  In July 2014, the Company made an investment for a majority interest in Sound, a physician services organization focused on hospitalist, emergency, intensivist and post-acute care services, furthering its strategic investments and expanding the health care services we offer.

  In November 2014, Sound acquired Cogent Healthcare, expanding Sound to serve over 180 hospitals in 35 states with more than 1,750 providers.

  In 2017, the Company increased its interest in Sound raising the Company majority interest to almost 100% during the first half of 2017.

d) Research and development expenses

Research and development expenses of €133.615 (2017: €130.704 and 2016: €146.511) included research and non-capitalizable development costs as well as depreciation and amortization expenses related to capitalized development costs of €341 (2017: €432 and 2016: €724).

e) Cost of materials

The cost of materials for the year ended December 31, 2018, 2017 and 2016 consisted of the following:

Cost of materials
in € THOUS
	2018	2017	2016

Cost of raw materials, supplies and purchased components	4.399.968	4.305.683	3.696.528
Cost of purchased services	460.782	450.417	414.289
Cost of materials	4.860.750	4.756.100	4.110.817

f) Personnel expenses

Included within costs of revenue, selling, general and administrative expenses and research and development expenses are personnel expenses in the amount of €6.439.653, €6.900.023 and €6.290.504 for the year ended December 31, 2018, 2017 and 2016, respectively. Personnel expenses consisted of the following:

Personnel expenses
in € THOUS
	2018	2017	2016

Wages and salaries	5.025.128	5.396.339	4.940.931
Social security contributions and cost of
retirement benefits and social assistance	1.414.525	1.503.684	1.349.573
thereof retirement benefits	156.581	147.332	134.572
Personnel expenses	6.439.653	6.900.023	6.290.504

The Company employed the following personnel on a full-time equivalents basis, on average, for the following years:

Employees by function

	2018	2017	2016

Production and Services	97.971	98.547	94.201
Administration	10.510	9.962	9.318
Sales and Marketing	3.360	3.272	3.099
Research and Development	881	804	736
Total employees	112.722	112.585	107.354

g) Net interest

Net interest in the amount of €301.062 (2017: €364.824 and 2016: €363.408) included interest expense of €448.471 (2017: €416.199 and 2016: €426.809) and interest income of €147.409 (2017: €51.375 and 2016: €63.401). Interest expenses resulted mainly from the Company’s financial liabilities which are not accounted for at fair value through profit and loss (see note 13 and note 14) and interest expense related to uncertain tax treatments. In 2018, interest income primarily results from the valuation of the derivatives embedded in the equity-neutral convertible bonds (“Convertible Bonds”), interest on overdue receivables and lease receivables as well as interest related to uncertain tax treatments. In 2017, interest income was mainly attributable to the valuation of the Share Options, interest on overdue receivables and lease receivables as well as interest income related to uncertain tax treatment. In 2016, a large part of interest income was attributable to interest income related to uncertain tax treatment as well as the valuation of the derivatives embedded in the Convertible Bonds

h) Income taxes

Income before income taxes is attributable to the following geographic locations:

Income before income taxes
in € THOUS
	2018	2017	2016

Germany	161.861	(20.363)	194.068
United States	2.191.834	1.589.501	1.491.059
Other	383.041	428.477	360.367
Total	2.736.736	1.997.615	2.045.494

Income tax expense (benefit) for the years ended December 31, 2018, 2017 and 2016 consisted of the following:

Income tax expense (benefit)
in € THOUS
	2018	2017	2016
Current
Germany	45.136	77.934	53.316
United States	261.211	437.201	454.718
Other	115.561	130.992	128.320
	421.908	646.127	636.354
Deferred
Germany	(34.685)	(36.022)	(23.703)
United States	145.700	(156.704)	27.570
Other	(21.844)	(10.320)	(14.779)
	89.171	(203.046)	(10.912)
Total	511.079	443.081	625.442

A reconciliation between the expected and actual income tax expense is shown below. The expected corporate income tax expense is computed by applying the German corporation tax rate (including the solidarity surcharge) and the trade tax rate on income before income taxes. The German combined statutory tax rates were 30,18%, 29.90% and 29.69% for the fiscal years ended December 31, 2018, 2017 and 2016, respectively.

Reconciliation of income taxes
in € THOUS
	2018	2017	2016

Expected corporate income tax expense	825.810	597.187	607.206
Tax free income	(50.747)	(44.302)	(37.495)
Income from equity method investees	(18.185)	(18.706)	(15.642)
Tax rate differentials	(106.258)	139.122	133.550
Non-deductible expenses	60.721	106.125	32.080
Taxes for prior years	(91.138)	(20.573)	(10.077)
Noncontrolling partnership interests	(61.936)	(105.832)	(105.536)
Tax on divestitures	(74.560)	-	-
Tax rate changes	(219)	(238.130)	(120)
Change in realizability of deferred tax assets and tax credits	3.211	7.254	5.945
Withholding taxes	4.564	6.606	7.909
Other	19.816	14.330	7.624
Income tax expense	511.079	443.081	625.442

Effective tax rate	18,7%	22,2%	30,5%

The tax effects of the temporary differences and net operating losses that give rise to deferred tax assets and liabilities at December 31, 2018 and 2017, are presented below:

Deferred income tax assets and liabilities
in € THOUS
	2018	2017
Deferred tax assets
Trade accounts receivable	25.090	19.821
Inventories	70.223	56.672
Intangible assets	6.980	6.925
Property, plant and equipment and other non-current assets	62.124	60.186
Provisions and other liabilities	93.637	116.045
Pension liabilities	98.278	80.868
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards	93.890	118.994
Derivatives	2.160	2.215
Compensation expense related to stock options	3.732	16.933
Other	15.390	11.894
Total deferred tax assets	471.504	490.553

Deferred tax liabilities
Trade accounts receivable	29.596	18.171
Inventories	12.598	7.401
Intangible assets	433.228	410.941
Property, plant and equipment and other non-current assets	136.392	97.779
Provisions and other liabilities	14.678	6.714
Derivatives	1.978	2.480
Other	123.870	99.439
Total deferred tax liabilities	752.340	642.925
Net deferred tax liabilities	(280.836)	(152.372)

In the consolidated balance sheets, the accumulated amounts of deferred tax assets and liabilities are shown as follows:

Net deferred income tax assets and liabilities
in € THOUS
	2018	2017

Deferred tax assets	345.685	315.168
Deferred tax liabilities	626.521	467.540
Net deferred tax liabilities	(280.836)	(152.372)

The net operating losses included in the table below reflect U.S. federal tax, German corporate income tax, and other tax loss carryforwards in the various countries in which the Company operates, and expire as follows:

Net operating loss carryforwards
in € THOUS

2019	12.655
2020	5.889
2021	7.182
2022	9.439
2023	10.738
2024	3.390
2025	3.277
2026	6.110
2027	9.385
2028 and thereafter	47.990
Without expiration date	181.479
Total	297.534

Included in the balance of net operating loss carryforwards at December 31, 2018 are €166,313 not expected to be absorbed. Deferred tax assets regarding this portion are not recognized.

In assessing the realizability of deferred tax assets, management considers to which extent it is probable that the deferred tax asset will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences and tax loss carryforwards become deductible. Management considers the expected reversal of deferred tax liabilities and projected future taxable income in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is probable the Company will realize the benefits of these deferred tax assets at December 31, 2018.

The Company provides for income taxes and foreign withholding taxes on the cumulative earnings of foreign subsidiaries and foreign subsidiaries in which the Company has ownership of less than 100% that will not be reinvested. At December 31, 2018, the Company provided for €10,656 (2017: €11,744) of deferred tax liabilities associated with earnings that are likely to be distributed in 2019 and the following years. Provision has not been made for additional taxes on €8,240,031 (2017: €5,978,278) undistributed earnings of foreign subsidiaries as these earnings are considered indefinitely reinvested. The earnings could become subject to additional tax if remitted or deemed remitted as dividends; however, calculation of such additional tax is not practicable. These taxes would predominantly comprise foreign withholding tax on dividends of foreign subsidiaries, and German income tax; however, those dividends and capital gains would generally be 95% tax free for German tax purposes.

In the U.S., the tax reform was enacted by signature of the president of the Tax Cuts and Jobs Act on December 22, 2017. The Act reduced the U.S. corporate income tax rate from 35% to 21% effective from January 1, 2018. Deferred tax assets and liabilities expected to reverse in 2018 and beyond, were remeasured using the corporate income tax rate that was enacted by the balance sheet date and will apply for future financial years. For the year ended December 31, 2017, the remeasurement of deferred tax assets and liabilities resulted in a deferred tax benefit of €235,692 which was recognized in tax expense affecting profit and loss and included in the balance of €238,130 in the reconciling item “tax rate changes” in the table “reconciliation of income taxes” above.